Exhibit 99.1
MONTHLY SERVICER'S CERTIFICATE
CARMAX BUSINESS SERVICES, LLC
CARMAX AUTO OWNER TRUST
SERIES 2020-3

Collection Period	01/01/21-01/31/21
Determination Date	2/9/2021
Distribution Date	2/16/2021

Additional information, including defined terms, can be found in the prospectus on the SEC's EDGAR system (http://www.sec.gov) under File No. 333-228379-07.

Pool Balance
1.	Pool Balance on the close of the last day of the preceding Collection Period		$1,096,316,640.12
2.	Collections allocable to Principal		$39,381,593.81
3.	Purchase Amount allocable to Principal		$0.00
4.	Defaulted Receivables		$1,135,161.68
5.	Pool Balance on the close of the last day of the related Collection Period		$1,055,799,884.63
	(Ln1 - Ln2 - Ln3 - Ln4)
6.	Total number of Receivables outstanding on the close of the last day of the related Collection Period		72,690
7.	Initial Pool Balance		$1,358,148,893.81
		Beginning of Period	End of Period
8.	Note Balances
	a. Class A-1 Note Balance	$167,746.76	$0.00
	b. Class A-2a Note Balance	$378,500,000.00	$342,859,160.31
	c. Class A-2b Floating Rate Note Balance	$50,000,000.00	$45,291,830.96
	d. Class A-3 Note Balance	$428,500,000.00	$428,500,000.00
	e. Class A-4 Note Balance	$116,900,000.00	$116,900,000.00
	f. Class B Note Balance	$47,500,000.00	$47,500,000.00
	g. Class C Note Balance	$40,800,000.00	$40,800,000.00
	h. Class D Note Balance	$25,800,000.00	$25,800,000.00
	i. Note Balance (sum a - h)	$1,088,167,746.76	$1,047,650,991.27
9.	Pool Factors
	a. Class A-1 Note Pool Factor	0.0006403	0.0000000
	b. Class A-2a Note Pool Factor	1.0000000	0.9058366
	c. Class A-2b Floating Rate Note Pool Factor	1.0000000	0.9058366
	d. Class A-3 Note Pool Factor	1.0000000	1.0000000
	e. Class A-4 Note Pool Factor	1.0000000	1.0000000
	f. Class B Note Pool Factor	1.0000000	1.0000000
	g. Class C Note Pool Factor	1.0000000	1.0000000
	h. Class D Note Pool Factor	1.0000000	1.0000000
	i. Note Pool Factor	0.8060502	0.7760378
10.	Overcollateralization Target Amount		$8,148,893.36
11.	Current overcollateralization amount (Pool Balance - Note Balance)		$8,148,893.36
12.	Weighted Average Coupon		7.87%
13.	Weighted Average Original Term	months	66.46
14.	Weighted Average Remaining Term	months	53.58
15.	1-Month LIBOR for the interest period ending 11/14/2019		0.12650%
16.	Note Rate applicable to the Class A-2b notes for the interest period ending 11/14/2019		0.37650%
Collections
17.	Finance Charges:
	a. Collections allocable to Finance Charge		$7,536,416.96
	b. Liquidation Proceeds allocable to Finance Charge		$81.28
	c. Purchase Amount allocable to Finance Charge		$0.00
	d. Available Finance Charge Collections (sum a - c)		$7,536,498.24
18.	Principal:
	a. Collections allocable to Principal		$39,381,593.81
	b. Liquidation Proceeds allocable to Principal		$433,738.68
	c. Purchase Amount allocable to Principal		$0.00
	d. Available Principal Collections (sum a - c)		$39,815,332.49
19.	Total Finance Charge and Principal Collections (17d + 18d)		$47,351,830.73
20.	Interest Income from Collection Account		$341.60
21.	Simple Interest Advances		$0.00
22.	Available Collections (Ln19 + 20 + 21)		$47,352,172.33

Available Funds
23.	Available Collections	$47,352,172.33
24.	Reserve Account Draw Amount	$0.00
25.	Available Funds	$47,352,172.33
Application of Available Funds
26.	Servicing Fee	0.15%
	a. Monthly Servicing Fee	$913,597.20
	b. Amount Unpaid from Prior Months	$0.00
	c. Amount Paid	$913,597.20
	d. Shortfall Amount (a + b - c)	$0.00
27.	Unreimbursed Servicer Advances	$0.00
28.	Successor Servicer and Asset Representations Reviewer Unpaid Expenses and Indemnity Amounts
	a. Successor Servicer Unpaid Transition Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	b. Successor Servicer Amount Paid	$0.00
	c. Successor Servicer Shortfall Amount (a - b)	$0.00
	d. Asset Representations Reviewer Fees, Expenses and Indemnity Amounts (Capped at $175,000 annually)	$0.00
	e. Asset Representations Reviewer Amount Paid	$0.00
	f. Asset Representations Reviewer Shortfall Amount (d - e)	$0.00
29.	Class A Noteholder Interest Amounts
	a. Class A-1 Monthly Interest	$41.23
	b. Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class A-1 Monthly Interest	$0.00
	d. Total Class A-1 Note Interest (sum a - c)	$41.23
	e. Class A-2a Monthly Interest	$154,554.17
	f. Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	g. Interest Due on Additional Note Interest related to Class A-2a Monthly Interest	$0.00
	h. Total Class A-2a Note Interest (sum e - g)	$154,554.17
	i. Class A-2b Monthly Interest	$16,733.33
	j. Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	k. Interest Due on Additional Note Interest related to Class A-2b Monthly Interest	$0.00
	l. Total Class A-2b Note Interest (sum i - k)	$16,733.33
	m. Class A-3 Monthly Interest	$221,391.67
	n. Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	o. Interest Due on Additional Note Interest related to Class A-3 Monthly Interest	$0.00
	p. Total Class A-3 Note Interest (sum m - o)	221,391.67
	q. Class A-4 Monthly Interest	$75,010.83
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	r. Additional Note Interest related to Class A-4 Monthly Interest	$0.00
	t. Total Class A-4 Note Interest (sum q - s)	$75,010.83
30.	Priority Principal Distributable Amount	$0.00
31.	Class B Noteholder Interest Amount
	a. Class B Monthly Interest	$43,145.83
	b. Additional Note Interest related to Class B Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class B Monthly Interest	$0.00
	d. Total Class B Note Interest (sum a - c)	$43,145.83
32.	Secondary Principal Distributable Amount	$0.00
33.	Class C Noteholder Interest Amount
	a. Class C Monthly Interest	$57,460.00
	b. Additional Note Interest related to Class C Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class C Monthly Interest	$0.00
	d. Total Class C Note Interest (sum a - c)	$57,460.00
34.	Tertiary Principal Distributable Amount	$6,567,862.13
35.	Class D Noteholder Interest Amount
	a. Class D Monthly Interest	$54,395.00
	b. Additional Note Interest related to Class D Monthly Interest	$0.00
	c. Interest Due on Additional Note Interest related to Class D Monthly Interest	$0.00
	d. Total Class D Note Interest (sum a - c)	$54,395.00

36.	Quaternary Principal Distributable Amount	$25,800,000.00
37.	Required Payment Amount (Ln 26 + Ln 28 + (sum of Ln 29 through Ln 36))	$33,904,191.39
38.	Reserve Account Deficiency	$0.00
39.	Regular Principal Distributable Amount	$8,148,893.36
40.	Remaining Unpaid Servicer Transition Expenses and Additional Servicing Fees, if any	$0.00
41.	Remaining Unpaid Trustee and Asset Representations Reviewer Fees, Expenses and Indemnity Amounts, if any
	a. Remaining Unpaid Trustee Fees, Expenses and Indemnity Amounts	$0.00
	b. Remaining Unpaid Asset Representations Reviewer Fees, Expenses and Indemnity Amounts	$0.00
42.	Remaining Unpaid Successor Servicer Indemnity Amounts, if any	$0.00
Collection Account Activity		0.15%
43.	Deposits
	a. Total Daily Deposits of Finance Charge Collections	$7,536,498.24
	b. Total Daily Deposits of Principal Collections	$39,815,332.49
	c. Withdrawal from Reserve Account	$0.00
	d. Interest Income	$341.60
	e. Total Deposits to Collection Account (sum a - d)	$47,352,172.33
44.	Withdrawals
	a. Servicing Fee and Unreimbursed Servicer Advances	$913,597.20
	b. Successor Servicer Transition Expenses and Indemnity Amounts	$0.00
	c. Deposit to Note Payment Account for Monthly Note Interest/Principal	$41,139,487.55
	d. Deposit to Reserve Account	$0.00
	e. Excess Collections (Deposit to Certificate Payment Account for payment to Certificateholder)	$5,299,087.58
	f. Total Withdrawals from Collection Account (sum a - e)	$47,352,172.33
Note Payment Account Activity
45.	Deposits
	a. Class A-1 Interest Distribution	$41.23
	b. Class A-2a Interest Distribution	$154,554.17
	c. Class A-2b Interest Distribution	$16,733.33
	d. Class A-3 Interest Distribution	$221,391.67
	e. Class A-4 Interest Distribution	$75,010.83
	f. Class B Interest Distribution	$43,145.83
	g. Class C Interest Distribution	$57,460.00
	h. Class D Interest Distribution	$54,395.00
	i. Class A-1 Principal Distribution	$167,746.76
	j. Class A-2a Principal Distribution	$35,640,839.69
	k. Class A-2b Principal Distribution	$4,708,169.04
	l. Class A-3 Principal Distribution	$0.00
	m. Class A-4 Principal Distribution	$0.00
	n. Class B Principal Distribution	$0.00
	o. Class C Principal Distribution	$0.00
	p. Class D Principal Distribution	$0.00
	q. Total Deposits to Note Payment Account (sum a - p)	$41,139,487.55
46.	Withdrawals
	a. Class A-1 Distribution	$167,787.99
	b. Class A-2a Distribution	$35,795,393.86
	c. Class A-2b Distribution	$4,724,902.37
	d. Class A-3 Distribution	$221,391.67
	e. Class A-4 Distribution	$75,010.83
	f. Class B Distribution	$43,145.83
	g. Class C Distribution	$57,460.00
	h. Class D Distribution	$54,395.00
	i. Total Withdrawals from Note Payment Account (sum a - h)	$41,139,487.55

Certificate Payment Account Activity
47.	Deposits to Certificate Payment Account from Excess Collections	$5,299,087.58
48.	Withdrawals from Certificate Payment Account for Certificateholder Distribution	$5,299,087.58
Required Reserve Account Amount		0.15%
49.	Required Reserve Account Amount (1.00% of Initial Pool Balance)	$13,581,488.94
Reserve Account Reconciliation
50.	Beginning Balance (as of end of preceding Distribution Date)	$13,581,488.94
51.	Investment Earnings	$115.32
52.	Reserve Account Draw Amount	$0.00
53.	Reserve Account Amount (Ln 50 + Ln 51 - Ln 52)	$13,581,604.26
54.	Deposit from Available Funds (Ln 44d)	$0.00
55.	If Reserve Account Balance exceeds Required Reserve Account Amount, payment to
	a. the Note Payment Account for the payment of principal to the extent of any unfunded Regular Principal Distribution Amount; and	$0.00
	b. any Successor Servicer for the payment of any unfunded Transition Costs and Additional Servicing Fee	$0.00
56.	Payment to Depositor if Reserve Account Balance exceeds Required Reserve Account Amount and to the extent no unfunded amounts described in Ln 55 exist	$115.32
57.	Ending Balance (Ln53 + Ln54 - Ln55 - Ln56)	$13,581,488.94
58.	Reserve Account Deficiency (Ln50 - Ln57)	$0.00
Instructions to the Trustee
59.	Amount to be deposited from the Reserve Account into the Collection Account	$0.00
60.	Amount to be paid to Servicer from the Collection Account	$913,597.20
61.	Amount to be deposited from the Collection Account into the Note Payment Account	$41,139,487.55
62.	Amount to be deposited from the Collection Account into the Certificate Payment Account	$5,299,087.58
63.	Amount to be deposited from the Collection Account into the Reserve Account	$0.00
64.	Amount to be deposited from the Reserve Account, if Reserve Account Balance exceeds Required Reserve Account Amount, into
	a. the Note Payment Account for any unfunded Regular Principal Distributable Amount	$0.00
	b. the Depositor, if no unfunded Regular Principal distributable amount exists	$115.32
65.	Amount to be paid to Class A-1 Noteholders from the Note Payment Account	$167,787.99
66.	Amount to be paid to Class A-2a Noteholders from the Note Payment Account	$35,795,393.86
67.	Amount to be paid to Class A-2b Noteholders from the Note Payment Account	$4,724,902.37
68.	Amount to be paid to Class A-3 Noteholders from the Note Payment Account	$221,391.67
69.	Amount to be paid to Class A-4 Noteholders from the Note Payment Account	$75,010.83
70.	Amount to be paid to Class B Noteholders from the Note Payment Account	$43,145.83
71.	Amount to be paid to Class C Noteholders from the Note Payment Account	$57,460.00
72.	Amount to be paid to Class D Noteholders from the Note Payment Account	$54,395.00
73.	Amount to be paid to Certificateholders from the Certificate Payment Account with respect to Excess Collections	$5,299,087.58

Delinquency Activity
		Number of Loans	Principal Balance
74.	Delinquency Analysis
	a. 31 to 60 days past due	847	$12,682,473.39
	b. 61 to 90 days past due	390	$6,425,963.64
	c. 91 to 120 days past due	112	$1,704,913.82
	d. 121 or more days past due	0	$0.00
	e. Total Past Due (sum a - d)	1,349	$20,813,350.85
	f. Delinquent Loans as a percentage of end of period Pool Balance (Ln 74e / Ln 5)		1.9713%

75.	Has a Delinquency Trigger Event occurred?		No

Loss Activity
		Number of Loans	Principal Balance

76.	Defaulted Receivables (charge-offs)	71	$1,135,161.68
77.	Recoveries	58	$433,819.96
78.	Net Losses (Ln 76 - Ln 77)		$701,341.72
79.	Ratio of Net Losses to Beginning of Period Pool Balance (Ln 78 / Ln 1)		0.0640%

Cumulative Loss Activity
		Number of Loans	Principal Balance

80.	Defaulted Receivables (charge-offs)	248	$3,951,992.99
81.	Recoveries	151	$1,449,358.24
82.	Cumulative Net Losses (Ln 80 - Ln 81)		$2,502,634.75
83.	Ratio of Cumulative Net Losses to Initial Pool Balance (Ln 82 / Ln 7)		0.1843%
84.	Average Net Loss on Defaulted Receivables		$10,091.27

Other Servicing Information

85.	Principal Balance of Receivables extended during the Collection Period		$3,413,126.21
86.	Pool Balance on the close of the last day of the preceding Collection Period		$1,096,316,640.12
87.	Ratio of extensions to pool balance (Ln 85 / Ln 86)		0.31%

IN WITNESS WHEREOF, the undersigned has duly executed this certificate on February 9, 2021.

CARMAX BUSINESS SERVICES, LLC

As Servicer

By:	/s/ Andrew J. McMonigle

Name:	Andrew J. McMonigle

Title:	Vice President and Treasurer